Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,107,000	$ 373,000
Total deferred tax assets	1,107,000	373,000
Valuation allowance	(1,107,000)	(373,000)
Net deferred tax asset